USAA                      USAA STATE TAX-FREE TRUST
EAGLE                   FLORIDA TAX-FREE INCOME FUND AND
LOGO                   FLORIDA TAX-FREE MONEY MARKET FUND

                         SUPPLEMENT DATED JANUARY 3, 2000
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 1999

Effective January 1, 2000, David G. Peebles and Michael F. Reimherr will replace John W. Saunders, Jr., and Howard L. Freeman, Jr., respectively as Trustees. Messrs. Saunders and Freeman retired from the Board of Trustees on December 31, 1999. Mr. Saunders will remain a director and executive officer of USAA Investment Management Company until January 31, 2000, when he will retire from his position of Senior Vice President, Fixed Income Investments. Additionally, Kenneth E. Willmann has been elected as a Vice President of the Trust. As a result of these actions, the paragraphs under the caption "Trustees and Officers of the Trust" have been changed as follows:

David G. Peebles 1, 2, 4
Trustee and Vice President
Age: 60

Senior Vice President, Equity Investments, IMCO (11/98-present); Vice President, Equity Investments, IMCO (2/88-11/98). Mr. Peebles serves as Trustee/Director and Vice President of each of the remaining Funds within the USAA Family of Funds; Director of IMCO; Senior Vice President of USAA Shareholder Account Services; and Vice President of USAA Life Investment Trust.

Michael F. Reimherr 3, 4, 5
128 East Arrowhead
San Antonio, Texas 78228
Age: 53

President of Reimherr Business Consulting (5/95-present); President of Twang Candy Company (5/91-5/94). Mr. Reimherr serves as a Trustee/Director of each of the remaining Funds within the USAA Family of Funds.

Kenneth E. Willmann 1
Vice President
Age: 53

Senior Vice President, Fixed Income Investments, IMCO (12/99-present); Vice President, Mutual Fund Portfolios, IMCO (09/94-12/99). Mr. Willmann serves as Vice President of each of the remaining Funds within the USAA Family of Funds; Director of IMCO; and Vice President of USAA Life Investment Trust.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                     35404-0100

USAA                       USAA STATE TAX-FREE TRUST
EAGLE                    TEXAS TAX-FREE INCOME FUND AND
LOGO                    TEXAS TAX-FREE MONEY MARKET FUND

                         SUPPLEMENT DATED JANUARY 3, 2000
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 1999

Effective January 1, 2000, David G. Peebles and Michael F. Reimherr will replace John W. Saunders, Jr., and Howard L. Freeman, Jr., respectively as Trustees. Messrs. Saunders and Freeman retired from the Board of Trustees on December 31, 1999. Mr. Saunders will remain a director and executive officer of USAA Investment Management Company until January 31, 2000, when he will retire from his position of Senior Vice President, Fixed Income Investments. Additionally, Kenneth E. Willmann has been elected as a Vice President of the Trust. As a result of these actions, the paragraphs under the caption "Trustees and Officers of the Trust" have been changed as follows:

David G. Peebles 1, 2, 4
Trustee and Vice President
Age: 60

Senior Vice President, Equity Investments, IMCO (11/98-present); Vice President, Equity Investments, IMCO (2/88-11/98). Mr. Peebles serves as Trustee/Director and Vice President of each of the remaining Funds within the USAA Family of Funds; Director of IMCO; Senior Vice President of USAA Shareholder Account Services; and Vice President of USAA Life Investment Trust.

Michael F. Reimherr 3, 4, 5
128 East Arrowhead
San Antonio, Texas 78228
Age: 53

President of Reimherr Business Consulting (5/95-present); President of Twang Candy Company (5/91-5/94). Mr. Reimherr serves as a Trustee/Director of each of the remaining Funds within the USAA Family of Funds.

Kenneth E. Willmann 1
Vice President
Age: 53

Senior Vice President, Fixed Income Investments, IMCO (12/99-present); Vice President, Mutual Fund Portfolios, IMCO (09/94-12/99). Mr. Willmann serves as Vice President of each of the remaining Funds within the USAA Family of Funds; Director of IMCO; and Vice President of USAA Life Investment Trust.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                     35405-0100